Borrowings - Core Structural Borrowings (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Nov. 30, 2019 USD ($)	Oct. 31, 2019 GBP (£)	May 31, 2019 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jun. 30, 2019	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Borrowings
Upfront fees					$ 182
Core structural borrowings of shareholder-financed businesses
Borrowings
Borrowings								$ 5,594
Redemption of debt					504
Core structural borrowings of shareholder-financed businesses | Continuing and discontinued operations
Borrowings
Borrowings												$ 9,761	$ 8,496
Redemption of debt						$ 553
Central operations total
Borrowings
Borrowings								$ 5,344
Central operations total | Continuing and discontinued operations
Borrowings
Borrowings												9,511
Subordinated debt substituted to M&G plc in 2019 | Continuing and discontinued operations
Borrowings
Borrowings												$ 3,718
600m 5.56% and 700m 6.34% Notes
Borrowings
Upfront fees					$ 182
600m 5.56% (30 Jun and 31 Dec 2018: 5.0%) Notes 2055
Borrowings
Notional amount | £				£ 600						£ 600
Interest rate (as a percent)				5.56%			5.56%	5.56%	5.00%	5.00%	5.00%	5.00%
600m 5.56% (30 Jun and 31 Dec 2018: 5.0%) Notes 2055 | Continuing and discontinued operations
Borrowings
Borrowings												$ 753
700m 6.34% (30 Jun and 31 Dec 2018: 5.7%) Notes 2063
Borrowings
Notional amount | £				£ 700						£ 700
Interest rate (as a percent)				6.34%			6.34%	6.34%	5.70%	5.70%	5.70%	5.70%
700m 6.34% (30 Jun and 31 Dec 2018: 5.7%) Notes 2063 | Continuing and discontinued operations
Borrowings
Borrowings												$ 886
750 million 5.625 per cent tier 2 bonds due 2051
Borrowings
Notional amount | £				£ 750						£ 750
Interest rate (as a percent)				5.625%			5.625%	5.625%		5.625%	5.625%	5.625%
750 million 5.625 per cent tier 2 bonds due 2051 | Continuing and discontinued operations
Borrowings
Borrowings												$ 947
500 million 6.25 per cent tier 2 bonds due 2068
Borrowings
Notional amount | £				£ 500						£ 500
Interest rate (as a percent)				6.25%			6.25%	6.25%		6.25%	6.25%	6.25%
500 million 6.25 per cent tier 2 bonds due 2068 | Continuing and discontinued operations
Borrowings
Borrowings												$ 634
US$500 million 6.5 per cent tier 2 bonds due 2048
Borrowings
Notional amount								$ 500				$ 500
Interest rate (as a percent)				6.50%			6.50%	6.50%		6.50%	6.50%	6.50%
US$500 million 6.5 per cent tier 2 bonds due 2048 | Continuing and discontinued operations
Borrowings
Borrowings												$ 498
300m 3.875% Notes 2024
Borrowings
Interest rate (as a percent)				3.875%			3.875%	3.875%
Transfer of subordinated debt to M & G plc | £				£ (300)
Debt not substituted to M&G plc in 2019
Borrowings
Borrowings								$ 5,344
Debt not substituted to M&G plc in 2019 | Continuing and discontinued operations
Borrowings
Borrowings												5,793
Subordinated debt total
Borrowings
Borrowings								4,304
Subordinated debt total | Continuing and discontinued operations
Borrowings
Borrowings												4,785
Perpetual subordinated Capital Securities (Tier 1)
Borrowings
Borrowings								550
Perpetual subordinated Capital Securities (Tier 1) | Continuing and discontinued operations
Borrowings
Borrowings												549
US$250m 6.75% Notes
Borrowings
Borrowings								250
Notional amount								$ 250				$ 250
Interest rate (as a percent)				6.75%			6.75%	6.75%		6.75%	6.75%	6.75%
US$250m 6.75% Notes | Continuing and discontinued operations
Borrowings
Borrowings												$ 250
US$300m 6.5% Notes
Borrowings
Borrowings								$ 300
Notional amount								$ 300				$ 300
Interest rate (as a percent)				6.50%			6.50%	6.50%		6.50%	6.50%	6.50%
US$300m 6.5% Notes | Continuing and discontinued operations
Borrowings
Borrowings												$ 299
Perpetual subordinated Capital Securities
Borrowings
Borrowings								$ 3,161
Perpetual subordinated Capital Securities | Continuing and discontinued operations
Borrowings
Borrowings												3,156
US$700m 5.25% Notes
Borrowings
Borrowings								700
Notional amount								$ 700				$ 700
Interest rate (as a percent)				5.25%			5.25%	5.25%		5.25%	5.25%	5.25%
US$700m 5.25% Notes | Continuing and discontinued operations
Borrowings
Borrowings												$ 700
US$1,000m 5.25% Notes
Borrowings
Borrowings								$ 996
Notional amount								$ 1,000				$ 1,000
Interest rate (as a percent)				5.25%			5.25%	5.25%		5.25%	5.25%	5.25%
US$1,000m 5.25% Notes | Continuing and discontinued operations
Borrowings
Borrowings												$ 993
US$725m 4.375% Notes
Borrowings
Borrowings								$ 721
Notional amount								$ 725				$ 725
Interest rate (as a percent)				4.375%			4.375%	4.375%		4.375%	4.375%	4.375%
US$725m 4.375% Notes | Continuing and discontinued operations
Borrowings
Borrowings												$ 720
US$750m 4.875% Notes
Borrowings
Borrowings								$ 744
Notional amount								$ 750				$ 750
Interest rate (as a percent)				4.875%			4.875%	4.875%		4.875%	4.875%	4.875%
US$750m 4.875% Notes | Continuing and discontinued operations
Borrowings
Borrowings												$ 743
Subordinated notes
Borrowings
Borrowings								$ 593
Subordinated notes | Continuing and discontinued operations
Borrowings
Borrowings												1,080
20m Medium Term Notes 2023
Borrowings
Borrowings								22
Notional amount | €							€ 20				€ 20
20m Medium Term Notes 2023 | Continuing and discontinued operations
Borrowings
Borrowings												$ 23
435m 6.125% Notes 2031
Borrowings
Borrowings								$ 571
Notional amount | £				£ 435						£ 435
Interest rate (as a percent)				6.125%			6.125%	6.125%		6.125%	6.125%	6.125%
435m 6.125% Notes 2031 | Continuing and discontinued operations
Borrowings
Borrowings												$ 549
400m 11.375% Notes 2039
Borrowings
Notional amount | £				£ 400						£ 400
Redemption of debt | £			£ 400
Interest rate (as a percent)				11.375%			11.375%	11.375%		11.375%	11.375%	11.375%
400m 11.375% Notes 2039 | Continuing and discontinued operations
Borrowings
Borrowings												$ 508
Senior debt: 300m 6.875% Bonds 2023
Borrowings
Borrowings								$ 392
Notional amount | £				£ 300						£ 300
Interest rate (as a percent)				6.875%			6.875%	6.875%		6.875%	6.875%	6.875%
Senior debt: 300m 6.875% Bonds 2023 | Continuing and discontinued operations
Borrowings
Borrowings												$ 375
Senior debt: 250m 5.875% Bonds 2029
Borrowings
Borrowings								$ 298
Notional amount | £				£ 250						£ 250
Interest rate (as a percent)				5.875%			5.875%	5.875%		5.875%	5.875%	5.875%
Senior debt: 250m 5.875% Bonds 2029 | Continuing and discontinued operations
Borrowings
Borrowings												$ 283
$350m Loan 2024
Borrowings
Borrowings								$ 350
Notional amount								350				350
Adjustment to interest rate basis (as a percent)	0.20%
Proceeds from borrowings	$ 350
275m Loan 2022
Borrowings
Notional amount | £				£ 275						£ 275
Repayment of bank loan | £		£ 275
275m Loan 2022 | Continuing and discontinued operations
Borrowings
Borrowings												350
Jackson US$250m 8.15% Surplus Notes 2027
Borrowings
Borrowings								250
Notional amount								$ 250				$ 250
Interest rate (as a percent)				8.15%			8.15%	8.15%		8.15%	8.15%	8.15%
Jackson US$250m 8.15% Surplus Notes 2027 | Continuing and discontinued operations
Borrowings
Borrowings												$ 250